UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.5%
Aerospace - 1.4%
Honeywell International, Inc.	1,004,861	$103,279,608
Precision Castparts Corp.	304,005	65,756,282

		$169,035,890
Airlines - 0.5%
Spirit Airlines, Inc. (a)	703,602	$54,726,164

Alcoholic Beverages - 1.4%
Constellation Brands, Inc., “A” (a)	976,002	$111,966,949
Pernod Ricard S.A.	462,130	54,791,679

		$166,758,628
Apparel Manufacturers - 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	431,924	$79,220,171
NIKE, Inc., “B”	812,383	78,898,637
PVH Corp.	271,080	28,878,152
VF Corp.	1,790,876	137,288,554

		$324,285,514
Biotechnology - 7.2%
Alexion Pharmaceuticals, Inc. (a)	985,981	$177,841,393
Biogen Idec, Inc. (a)	522,169	213,875,201
Celgene Corp. (a)	1,228,978	149,357,696
Gilead Sciences, Inc. (a)	875,937	90,685,758
Isis Pharmaceuticals, Inc. (a)	266,034	18,239,291
Puma Biotechnology, Inc. (a)	179,031	38,135,393
Regeneron Pharmaceuticals, Inc. (a)	361,414	149,567,570
Vertex Pharmaceuticals, Inc. (a)	313,670	37,461,608

		$875,163,910
Broadcasting - 2.6%
Discovery Communications, Inc., “C” (a)	401,370	$12,245,799
Time Warner, Inc.	1,408,715	115,317,410
Twenty-First Century Fox, Inc.	5,079,609	177,786,315
Walt Disney Co.	122,272	12,726,070

		$318,075,594
Brokerage & Asset Managers - 3.1%
Affiliated Managers Group, Inc. (a)	378,736	$81,966,045
BlackRock, Inc.	282,137	104,791,325
Intercontinental Exchange, Inc.	799,736	188,225,865

		$374,983,235
Business Services - 3.6%
Cognizant Technology Solutions Corp., “A” (a)	3,109,844	$194,318,602
Equifax, Inc.	616,805	57,591,083
FleetCor Technologies, Inc. (a)	686,524	105,333,377
Realogy Holdings Corp. (a)	931,640	42,855,440
Verisk Analytics, Inc., “A” (a)	563,991	40,500,194

		$440,598,696
Cable TV - 1.3%
Comcast Corp., “Special A”	2,710,587	$159,775,551

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.2%
Monsanto Co.	1,242,043	$149,579,238

Computer Software - 4.0%
Adobe Systems, Inc. (a)	1,467,388	$116,070,391
Intuit, Inc.	290,364	28,348,237
Oracle Corp.	3,336,131	146,189,260
Salesforce.com, Inc. (a)	2,747,151	190,597,336

		$481,205,224
Computer Software - Systems - 5.6%
Apple, Inc.	3,647,251	$468,525,863
EMC Corp.	7,475,538	216,342,070

		$684,867,933
Construction - 1.6%
Sherwin-Williams Co.	663,558	$189,246,742

Consumer Products - 1.6%
Colgate-Palmolive Co.	1,933,025	$136,896,831
Estee Lauder Cos., Inc., “A”	724,064	59,858,371

		$196,755,202
Consumer Services - 1.8%
Priceline Group, Inc. (a)	178,190	$220,506,561

Electrical Equipment - 3.2%
AMETEK, Inc.	2,136,911	$113,555,451
Danaher Corp.	3,218,802	280,937,039

		$394,492,490
Electronics - 1.1%
Avago Technologies Ltd.	649,337	$82,868,388
Broadcom Corp., “A”	1,212,616	54,846,622

		$137,715,010
Energy - Independent - 1.5%
Anadarko Petroleum Corp.	898,050	$75,642,752
Concho Resources, Inc. (a)	173,492	18,896,749
Noble Energy, Inc.	902,095	42,605,947
Pioneer Natural Resources Co.	282,393	43,070,580

		$180,216,028
Entertainment - 0.9%
Netflix, Inc. (a)	227,246	$107,921,398

Food & Beverages - 2.0%
Danone S.A.	910,613	$63,515,608
Mead Johnson Nutrition Co., “A”	911,025	95,438,979
Mondelez International, Inc.	2,260,585	83,494,707

		$242,449,294
Food & Drug Stores - 1.4%
CVS Health Corp.	1,613,026	$167,545,011

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 2.3%
Hilton Worldwide Holdings, Inc. (a)	2,082,538	$58,873,349
Las Vegas Sands Corp.	860,411	48,957,386
Marriott International, Inc., “A”	1,140,546	94,779,373
Wynn Resorts Ltd.	555,272	79,126,260

		$281,736,368
General Merchandise - 1.8%
Costco Wholesale Corp.	711,481	$104,559,248
Dollar General Corp. (a)	337,895	24,537,935
Dollar Tree, Inc. (a)	1,080,139	86,065,476

		$215,162,659
Internet - 9.2%
Alibaba Group Holding Ltd., ADR (a)	155,443	$13,231,308
Facebook, Inc., “A “ (a)	3,703,524	292,467,290
Google, Inc., “A” (a)	527,858	296,988,747
Google, Inc., “C” (a)	448,463	250,421,739
LinkedIn Corp., “A” (a)	565,424	151,081,293
Twitter, Inc. (a)	1,090,655	52,438,692
Yahoo!, Inc. (a)	1,397,602	61,885,817

		$1,118,514,886
Machinery & Tools - 1.4%
Colfax Corp. (a)	871,919	$45,932,693
Roper Industries, Inc.	715,926	119,967,720

		$165,900,413
Major Banks - 0.7%
Morgan Stanley	2,223,861	$79,591,985

Medical & Health Technology & Services - 2.2%
Cerner Corp. (a)	1,435,164	$103,417,918
McKesson Corp.	730,514	167,068,552

		$270,486,470
Medical Equipment - 4.7%
Abbott Laboratories	2,592,614	$122,812,125
C.R. Bard, Inc.	281,785	47,661,115
Cooper Cos., Inc.	233,583	38,300,605
Medtronic PLC	1,423,755	110,469,150
Thermo Fisher Scientific, Inc.	1,959,254	254,703,020

		$573,946,015
Oil Services - 0.6%
Schlumberger Ltd.	872,308	$73,413,441

Other Banks & Diversified Financials - 5.8%
American Express Co.	439,507	$35,859,376
MasterCard, Inc., “A”	3,106,531	279,991,639
Visa, Inc., “A”	1,453,852	394,444,586

		$710,295,601
Pharmaceuticals - 5.8%
AbbVie, Inc.	404,076	$24,446,598
Actavis PLC (a)	925,697	269,711,078
Bristol-Myers Squibb Co.	2,990,214	182,163,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,007,647	$58,987,655
Receptos, Inc. (a)	164,809	20,871,412
Valeant Pharmaceuticals International, Inc. (a)	503,065	99,345,276
Zoetis, Inc.	1,183,245	54,535,762

		$710,061,618
Printing & Publishing - 0.4%
Moody’s Corp.	507,008	$49,149,356

Railroad & Shipping - 1.7%
Canadian Pacific Railway Ltd.	406,321	$76,233,946
Kansas City Southern Co.	253,897	29,411,428
Union Pacific Corp.	838,952	100,892,368

		$206,537,742
Restaurants - 1.4%
Starbucks Corp.	1,658,317	$155,027,765
YUM! Brands, Inc.	160,461	13,014,992

		$168,042,757
Specialty Chemicals - 0.7%
Airgas, Inc.	309,605	$36,291,898
Ecolab, Inc.	391,268	45,207,105

		$81,499,003
Specialty Stores - 6.7%
Amazon.com, Inc. (a)	193,285	$73,479,226
AutoZone, Inc. (a)	153,170	98,439,296
Burlington Stores, Inc. (a)	815,300	45,306,221
L Brands, Inc.	978,973	89,928,460
Ross Stores, Inc.	2,300,101	243,373,687
Tiffany & Co.	206,252	18,195,551
TJX Cos., Inc.	2,391,624	164,161,071
Tractor Supply Co.	851,247	75,011,886
Urban Outfitters, Inc. (a)	297,920	11,606,963

		$819,502,361
Telecommunications - Wireless - 1.8%
American Tower Corp., REIT	2,248,946	$222,960,506

Tobacco - 0.2%
Philip Morris International, Inc.	283,912	$23,553,340

Trucking - 0.4%
United Parcel Service, Inc., “B”	456,430	$46,432,624
Total Common Stocks		$11,852,690,458

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	299,971,765	$299,971,765
Total Investments		$12,152,662,223

Other Assets, Less Liabilities - (0.0)%		(2,433,624)
Net Assets - 100.0%		$12,150,228,599

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$11,852,690,458	$—	$—	$11,852,690,458
Mutual Funds	299,971,765	—	—	299,971,765
Total Investments	$12,152,662,223	$—	$—	$12,152,662,223

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$8,102,203,871
Gross unrealized appreciation	4,087,462,310
Gross unrealized depreciation	(37,003,958)
Net unrealized appreciation (depreciation)	$4,050,458,352

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	222,917,411	379,750,030	(302,695,676)	299,971,765

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$70,014	$299,971,765

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.